                                             UAM Funds
                                             Funds for the Informed Investor(SM)



Acadian Emerging Markets Portfolio
Semi-Annual Report                                                April 30, 1999




                                                [LOGO OF UAM FUNDS APPEARS HERE]

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UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                                              APRIL 30, 1999
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                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

Shareholders' Letter........................................................   1

Portfolio of Investments....................................................   5

Statement of Assets and Liabilities.........................................  18

Statement of Operations.....................................................  19

Statement of Changes in Net Assets..........................................  20

Financial Highlights........................................................  21

Notes to Financial Statements...............................................  22

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UAM FUNDS                                    ACADIAN EMERGING MARKETS PORTFOLIO
-------------------------------------------------------------------------------

May 21, 1999

Dear Shareholder:

We are pleased to present the semi-annual report for the Acadian Emerging Mar-kets Portfolio. This commentary covers the six months from November 1, 1998 to April 30, 1999, focusing on the portfolio's performance and some of the eco-nomic and market conditions that impacted returns.

Portfolio Performance Review
For the six months ended April 30, 1999, the Acadian Emerging Markets Portfo-lio returned 40.0%, versus 33.0% for the IFC Investable Index, a widely fol-lowed emerging markets benchmark.

Economic and Market Conditions
The emerging markets rose sharply over the six-month period as a broad range of markets recovered from the mid-1998 turmoil sparked by the devaluation of the ruble. Latin American markets sank late in 1998 but rebounded during the first few months of 1999, driven by strong returns in Brazil, Mexico and Co-lombia. Investors were encouraged by economic gains in Mexico and the Brazil-ian government's swift response to the currency crisis of 1998. Asian markets were also robust, particularly Korea, which rose over 130% as the government made strides toward resolving the nation's economic problems. Other strong markets in Asia included the Philippines, Pakistan and Thailand. The Europe/ Middle East /Africa (EMEA) region saw more mixed results, from Russia's 100%+ return and double-digit gains in Greece and Turkey, to small declines in the Czech Republic, Morocco and Portugal.

Investment Strategy Used During the Quarter
Acadian continues to pursue its highly structured and disciplined approach to the emerging markets, using a database of information on over 60 emerging mar-kets and 6000 stocks. Our emerging markets process emphasizes country selec-tion but also examines a variety of factors at the stock level. As a result, the portfolio was invested in 23 emerging equity markets, compared with 30 in the benchmark. Key overweightings were Egypt, Pakistan, the Philippines, Rus-sia, and Korea, while the portfolio was underweighted in Indonesia, India, Mo-rocco, Portugal and Taiwan. The portfolio also retained a significant overweighting in Malaysia, due to this market's removal from the benchmark in-dex but the inability to sell out of the fund's holdings due to continued re-strictions.

The resulting portfolio had what we believe to be very attractive valuation characteristics, with a price/book value, price/sales ratio, and price- /earnings ratio all

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UAM FUNDS                                    ACADIAN EMERGING MARKETS PORTFOLIO
-------------------------------------------------------------------------------

significantly lower than the benchmark index. The portfolio also held stocks that were on average somewhat smaller in capitalization size than those in the IFC index, with relatively more assets in the mid-size $1-$5 billion capital-ization range, and fewer assets in the larger-size range of $5-20 billion in capitalization.

Commentary on the Fund's Investment Performance
As noted above, the Acadian Emerging Markets Portfolio returned 40.0% for the six months ending April 30, 1999, versus a return of 33.0% for the IFC Investable Index. Country allocations contributed 190 basis points of excess return, while stock selection outperformed the index by 510 basis points. To-tal value-added above the benchmark was 7.0%.

Helped Portfolio

The portfolio's performance during the period was enhanced by investments in:

  . Turkey: A market overweighting led to 110 basis points of value added in Turkey as this market soared over 89%. The market was driven by lower-than-expected inflation, a positive outlook for company earnings, and hopes that the long-term confrontation between the government and the Kurds was approaching resolution. In addition, stock selection contrib-uted value versus the benchmark, bringing the total outperformance to 160 basis points.

  . Mexico: A small overweighting in Mexico added 20 basis points of value, while stock selection outperformed by 120 basis points. Two of the fund's larger holdings included the Mexican stocks Cemex and Telefonos Mexico, which outperformed the index significantly over the last six months. The Mexican economy was robust overall, with stronger than ex-pected increases in economic growth.

  . Russia: A small overweighting in Russia added 90 basis points of value.
    The Russian market, after plunging in the late summer of 1998, returned over 130% from the November through April time period. This strong re-sult, driven by investors attracted to extremely undervalued assets, meant that even a small overweighting in the market added significantly to returns.

  . Malaysia: The fund's weighting in Malaysia proved beneficial as this market recovered strongly over the six months, part of a general im-proved outlook on Asia and return to Asian markets by foreign investors. The holdings added 190 basis points versus the benchmark.

  . Other: Lack of holdings in Taiwan added 90 basis points relative to the benchmark, while the underweightings in Morocco and Portugal added 60 basis points each.

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UAM FUNDS                                    ACADIAN EMERGING MARKETS PORTFOLIO
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Hurt Portfolio
  . South Africa: The portfolio saw 50 basis points of underperformance from stock selection in South Africa. A troubled economic and social outlook made for an unfavorable environment for the types of value-oriented stocks favored by Acadian's investment process. Stocks in the consumer, service, and financial arena saw most of the underperformance.

  . Indonesia: The portfolio was underweighted in Indonesia, which appeared to be in a highly volatile political and economic situation. The market surged over 89% in the period, however, leading to a 70-basis-point underperformance from the country weighting.

  . Korea: The overweighting in Korea was successful, adding 50 basis points to return. However, this was more than offset by stock selection, which detracted 160 basis points as the portfolio's basket of stocks had a re-turn lower than the index. The portfolio's Korean stocks returned over 100%, but even so could not quite match the extremely strong return of the Korean market as a whole. Kepco (Korea Electric Power) was a signif-icant portfolio holding whose returns lagged the index.

Current Outlook
The emerging markets appear poised for continued recovery, driven by compel-ling valuations, falling volatility, improving global market liquidity, the decline in risk premia, and the desire for diversification out of more-richly valued U.S. and other developed market stocks among institutional investors. Recent Acadian research has focused on the relationship between world market volatility and emerging markets equity performance. Periods of high global market volatility appear to be associated with troughs in emerging markets performance, while declining volatility appears to support higher emerging markets returns. 1999 to date has seen a moderating of volatility and an up-surge in emerging markets performance--a trend we believe will continue.

If we can provide any further information, please contact me at (617) 946-
3500.

Sincerely,
[/S/CHURCHILL G. FRANKLIN]
Churchill G. Franklin
Senior Vice President

    The investment results presented in the Adviser's letter represent past performance and should not be construed as a guarantee of future results. A
     Portfolio's performance assumes the reinvestment of all dividends and distributions.
   There are no assurances that a Portfolio will meet its stated objectives. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
 A Portfolio's holdings are subject to change because it is actively managed.
   Portfolio changes should not be considered recommendations for action by individual investors.

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UAM FUNDS                                    ACADIAN EMERGING MARKETS PORTFOLIO
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                      Definition of the Comparative Index

IFC Investable Index is an unmanaged index maintained by the International Fi-nance Corporation. This index consists of 890 companies in 25 emerging equity markets, and is designed to measure more precisely the returns portfolio man-agers might receive from investment in emerging markets equity securities by focusing on companies and markets that are legally and practically accessible to foreign investors.

     The comparative index assumes reinvestment of dividends and, unlike a Portfolio's returns, does not reflect any fees or expenses. If such fees were reflected in the comparative index's returns, the performance would have been lower.

      Please note that one cannot invest directly in an unmanaged index.

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UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                           APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

 PORTFOLIO OF INVESTMENTS
 COMMON STOCKS - 84.5%
                                                         Shares       Value+
                                                       ----------- ------------

 ARGENTINA - 3.4%
  Banco de Galicia y Buenos Aires S.A., Class B.......     142,932 $    822,204
  *Capex S.A., Class A................................       8,500       37,841
  Central Puerto S.A., Class B........................      78,000      196,643
  *Citicorp Equity Investments S.A., Class B..........      30,567      102,443
  Juan Minetti S.A. ..................................      33,292       94,922
  Molinos Rio de la Plata S.A., Class B...............      56,583       99,062
  Siderar S.A., Class A...............................      13,904       42,842
  Siderca S.A., Class A...............................     347,600      598,123
  Telecom Argentina S.A., Class B.....................     139,000      952,550
  Telefonica de Argentina, Class B....................     209,100      778,179
  YPF S.A., Class D...................................      27,400    1,147,172
                                                                   ------------
                                                                      4,871,981
                                                                   ------------

 BRAZIL - 1.9%
  Albarus S.A. .......................................     203,000      110,127
  Brahma..............................................         172           62
  Brasilit S.A. ......................................     229,250      179,641
  *Ceval Alimentos S.A. ..............................  22,091,911       33,291
  Cia Siderurgica Nacional............................   8,300,000      177,607
  Companhia de Saneamento de Estado de Sao Paulo......   9,700,000      812,660
  *Embratel Participacoes S.A. .......................         794            7
  Ericsson Telecomunicacoes S.A. .....................  40,800,000      836,166
  Mineracao da Trindade-Samitri.......................   5,209,050       62,797
  *Santista Alimentos S.A. ...........................     101,667       28,803
  *Seara Alimentos S.A. ..............................  22,091,911        6,525
  Serrana S.A. .......................................       3,909            1
  Sociedade de Participacoes Cimente..................     131,000      188,722
  Tele Celular Sul Participacoes S.A. ................         794            1
  Tele Centro Oeste Celular Participacoes S.A. .......         794            1
  *Tele Centro Sul Participacoes S.A. ................  46,311,794      254,031
  Tele Leste Celular Participacoes S.A. ..............         794          --
  Tele Leste Celular Participacoes S.A. ..............         794            4
  Tele Nordeste Celular Participacoes S.A. ...........         794            1
  Tele Norte Celular Participacoes S.A. ..............         794          --
  Tele Norte Leste Participacoes S.A..................         794            8
  Tele Sudeste Celular Participacoes S.A. ............         794            3
  Telemig Celular Participacoes S.A. .................         794            1
  Telesp Participacoes S.A. ..........................         794           11
                                                                   ------------
                                                                      2,690,470
                                                                   ------------


The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                           APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                         Shares       Value+
                                                       ----------- ------------

CHILE - 5.1%
 A.F.P. Provida S.A. ADR..............................      14,900 $    299,863
 Banco Santander Chile ADR............................      20,500      353,625
 Banco Santiago S.A. ADR..............................       5,500       97,625
 Cia Cervecerias Unidas S.A. ADR......................      22,600      555,112
 Cia de Telecomunicaciones de Chile S.A. ADR .........      56,300    1,488,431
 Distribucion y Servicio D&S S.A. ADR.................      17,700      267,713
 EmboteLiadora Andina S.A. ADR........................       6,900      124,631
 *Empressa Nacional de Electricidad S.A. ADR..........      80,800    1,131,200
 Enersis S.A. ADR.....................................      42,500      815,469
 Gener S.A. ADR.......................................      31,600      632,000
 Laboratorio Chile ADR................................      10,700      191,263
 Madeco S.A. ADR......................................      17,100      158,175
 Maderas y Sinteticos S.A. ADR........................      30,300      291,638
 Santa Isabel S.A. ADR................................       6,700       67,000
 Sociedad Quimica y Minera Chile S.A. ADR.............      14,100      519,937
 Vina Concho y Tora S.A. ADR..........................       9,100      295,181
                                                                   ------------
                                                                      7,288,863
                                                                   ------------

CHINA - 2.2%
 Guangdong Electric Power Development Co., Ltd., Class
  B...................................................     315,120      116,282
 Guangshen Railway Co., Ltd., Class H.................   1,960,000      257,945
 *Jilin Chemical Industrial Co., Ltd., Class H........   1,500,000      104,509
 Maanshan Iron & Steel Co., Class H...................   2,540,000      122,895
 Qingling Motors Co., Class H.........................   1,896,000      296,001
 Shanghai Dazhong Taxi Co., Class B...................     762,610      239,460
 Shanghai Jinqiao Export Processing Zone Development
  Co., Ltd., Class B..................................     365,300       47,489
 Shanghai Petrochemical Co., Ltd., Class H............   2,998,000      560,880
 Shanghai Shangling Electric Appliances Co., Ltd.,
  Class B.............................................     284,000       61,912
 *Shanghai Tyre & Rubber Co., Ltd., Class B...........     550,000       50,600
 *Shanghai Waigaoqiao Free Trade Zone Development Co.,
  Ltd., Class B.......................................     353,360       65,018
 Shenzhen China Bicycle Co., Ltd., Class B............     294,801       16,736
 Tsingtao Brewing Co., Ltd., Class H..................     992,000      144,631
 Yizheng Chemical Fibre Co., Ltd., Class H............   5,010,000      723,979
 Zhenhai Refining and Chemical Co., Ltd., Class H.....   1,638,000      359,280
                                                                   ------------
                                                                      3,167,617
                                                                   ------------


The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                           APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                         Shares       Value+
                                                       ----------- ------------

CZECH REPUBLIC - 2.2%
 *Ceska Sporitelna A.S. ..............................      87,870 $    300,761
 *Ceske Energeticke Zavody A.S. ......................     363,459      512,982
 *Komercni Banka A.S. ................................       5,789       70,577
 *SPT Telecom A.S. ...................................     142,857    2,083,716
 Unipetrol A.S. ......................................     206,205      225,433
                                                                   ------------
                                                                      3,193,469
                                                                   ------------

EGYPT - 2.4%
 Al-Ahram Beverages Co. S.A.E. .......................       1,350       89,252
 Alexandria National Iron & Steel Co. ................       7,000      298,177
 Commercial International Bank........................     102,080    1,010,227
 Eastern Co. for Tobacco & Cigarettes.................       8,600      220,802
 Egypt American Bank..................................       5,400       76,191
 Egypt International Pharmaceutical Industries
  Corp. ..............................................       1,700       85,930
 Helwan Portland Cement Co. ..........................      21,800      373,351
 Madinet NASR for Housing & Development...............       2,400       72,473
 Middle & West Delta Flour Mills......................      11,800       99,667
 Misr Elgedida Heliopolis Housing.....................       1,600       81,225
 Misr International Bank..............................       7,300      170,088
 National Societe Generale Bank.......................       8,250      144,444
 Suez Cement Co. .....................................      30,859      529,397
 Toura Portland Cement Co. ...........................       8,500      169,851
 Upper Egypt Flour Mills..............................       5,110       55,163
                                                                   ------------
                                                                      3,476,238
                                                                   ------------
GREECE - 4.8%
 Alpha Credit Bank....................................      17,988    1,284,732
 Commercial Bank of Greece S.A. ......................      18,028    3,154,593
 Hellenic Bottling Co. S.A. ..........................      71,200    2,108,054
 National Bank of Greece .............................       2,532      172,661
 Titan Cement Co. ....................................       3,200      247,249
                                                                   ------------
                                                                      6,967,289
                                                                   ------------

HONG KONG - 1.4%
 *China Shipping Development Co., Ltd., Class H.......   2,006,000      245,881
 China Telecom (Hong Kong), Ltd. .....................     793,200    1,811,450
                                                                   ------------
                                                                      2,057,331
                                                                   ------------

HUNGARY - 0.1%
 EGIS Rt..............................................       5,900      119,696
                                                                   ------------


The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                           APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                         Shares       Value+
                                                       ----------- ------------

ISRAEL - 2.6%
 Bank Hapoalim Ltd. ..................................     401,900 $    961,215
 Bank Leumi Le-Israel.................................     252,000      432,149
 Clal (Israel) Ltd. ..................................      34,700      984,527
 Elbit Medical Imaging Ltd. ..........................      27,700      240,179
 Elbit Systems Ltd. ..................................      26,200      369,787
 Elco Holdings Ltd. ..................................      23,200      135,225
 Koor Industries Ltd. ................................       5,800      628,628
 Supersol Ltd. .......................................       9,281       25,148
                                                                   ------------
                                                                      3,776,858
                                                                   ------------

KOREA - 8.3%
 Cheil Foods & Chemicals..............................      13,017      690,276
 Daewoo Corp. ........................................      27,100      148,502
 Daewoo Heavy Industries..............................      44,000      194,444
 Dongkuk Steel Mill Co. ..............................      24,700      177,765
 Hana Bank............................................      24,808      323,673
 Hansol Paper Co. ....................................      36,400      612,795
 Hyundai Motor Co. ...................................       4,107       68,623
 Inchon Iron & Steel Co. .............................      73,375      509,549
 Keum Kang Development Industries Co. ................      17,932      227,923
 Korea Electric Power Corp. ADR.......................     109,000    3,137,879
 Korea Iron & Steel Wire Ltd. ........................       1,250      134,680
 L.G. Chemical Ltd. ..................................      13,404      231,298
 LG Information & Communication Ltd. .................       9,982      470,532
 Pacific Corp. .......................................      17,000      379,209
 Samsung Corp. .......................................      16,000      224,916
 Samsung Electric Devices.............................         847       43,491
 Samsung Electro-Mechanics Co. .......................      16,828      396,619
 Samsung Electronics .................................      21,465    1,651,432
 Shinsegae Department Store Co. ......................       4,000      138,047
 SK Corp. ............................................      53,405    1,123,843
 Ssangyong Oil Refining Co., Ltd. ....................      51,780    1,046,061
                                                                   ------------
                                                                     11,931,557
                                                                   ------------

(b)MALAYSIA - 6.5%
 Austral Enterprises Bhd. ............................     181,000      176,881
 Bandar Raya Developments Bhd. .......................     563,000      191,487
 Berjaya Capital Bhd. ................................     211,000       80,862
 Berjaya Group Bhd. ..................................     394,000       84,462
 Boustead Holdings Bhd. ..............................     132,000      103,703

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                           APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                          Shares       Value+
                                                        ----------- ------------

MALAYSIA - continued
 Carlsberg Brewery Malaysia Bhd. ......................      79,000 $    234,635
 Datuk Keramat Holdings Bhd. ..........................     171,000       39,320
 Edaran Otomobil Nasional Bhd. ........................      55,000      121,856
 Genting Bhd. .........................................     248,000      712,814
 Golden Hope Plantations Bhd. .........................     738,000      576,259
 Guinness Anchor Bhd. .................................     238,000      226,884
 Guthrie Ropel Bhd. ...................................      79,000       63,578
 Hicom Holdings Bhd. ..................................      88,000       36,043
 Highlands & Lowlands Bhd. ............................     160,000      104,623
 Hong Leong Credit Bhd. ...............................      46,000       41,648
 Hong Leong Properties Bhd. ...........................     172,000       39,962
 IJM Corp. Bhd. .......................................     650,000      395,449
 IOI Corp. Bhd. .......................................     596,000      344,038
 IOI Properties Bhd. ..................................      67,000       77,672
 Jaya Tiasa Holdings Bhd. .............................      59,000       81,258
 Kuala Lumpur Kepong Bhd. .............................     427,000      542,060
 Kulim (Malaysia) Bhd. ................................     176,000       87,262
 Malakoff Bhd. ........................................     386,000      827,473
 Malaysian Airline System Bhd. ........................     285,000      204,790
 Malaysian International Shipping Bhd. (Foreign).......     149,000      214,132
 Malaysian Oxygen Bhd. ................................      17,000       33,084
 Negara Properties (Malaysia) Bhd. ....................      36,000       31,904
 Pelangi Bhd. .........................................     197,000       66,060
 Perlis Plantations Bhd. ..............................      61,750       67,740
 Perusahaan Otomobil Nasional Bhd. ....................      66,000      122,515
 Petronas Dagangan Bhd. ...............................     101,000       91,928
 Petronas Gas Bhd. ....................................     147,000      311,605
 PPB Oil Palms Bhd. ...................................     129,000       73,229
 *Rashid Hussain Bhd. .................................     169,000      124,676
 Rothmans of Pall Mall Bhd. ...........................      39,000      256,886
 Sime Darby Bhd. ......................................     558,000      580,053
 Tan Chong Motor Holdings Bhd. ........................     302,000      115,013
 Telekom Malaysia Bhd. ................................     543,000    1,456,671
 UMW Holdings Bhd. ....................................     292,000      381,174
 *Westmont Industries Bhd. ............................     481,000          --
                                                                    ------------
                                                                       9,321,689
                                                                    ------------

MEXICO - 12.1%
 ALFA, S.A. de C.V., Class A...........................      57,000      224,976
 *Altos Hornos de Mexico S.A...........................     178,000      107,937
 Cemex S.A. CPO........................................     192,645      896,993

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                           APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                          Shares       Value+
                                                        ----------- ------------

MEXICO - continued
 Cemex S.A., Class B...................................     294,837 $  1,369,627
 *Cifra S.A. de C.V., Class V..........................      25,619       48,547
 Controladora Comercial Mexicana S.A. de C.V. .........     556,000      573,159
 *Corporacion GEO, S.A. de C.V., Series B..............      89,000      371,034
 Empresas ICA Sociedad Controladora....................     667,800      728,904
 Fomento Economico Mexicano, S.A. de C.V. .............     296,000    1,057,715
 Grupo Carso S.A. de C.V., Series A1...................      91,000      438,988
 Grupo Casa Autrey S.A. de C.V. .......................     110,000       67,894
 Grupo Celanese S.A., Class B1.........................      99,000      244,311
 Grupo Continental, S.A. ..............................      69,000      240,585
 *Grupo Financiero Banamex Accival S.A. de C.V. .......     455,000    1,160,287
 Grupo Financiero Inbursa S.A. de C.V., Class B........      87,791      284,239
 Grupo Herdez S.A., Series B...........................     301,000      101,691
 Grupo Industrial Bimbo S.A. de C.V., Class A..........      88,000      189,626
 *Grupo Industrial Maseca, Class B.....................     239,000      165,631
 Grupo Mexico S.A., Class B............................      48,000      186,075
 *Hylsamex S.A. .......................................      93,000      268,879
 Industrias Penoles S.A. ..............................      78,000      263,942
 Telefonos de Mexico S.A. de C.V., Class L.............   1,639,300    6,248,333
 Tubos de Acero de Mexico, S.A. .......................      76,000      847,645
 Vitro S.A., Series A .................................     628,000    1,319,242
                                                                    ------------
                                                                      17,406,260
                                                                    ------------

PAKISTAN - 2.2%
 Engro Chemicals Pakistan Ltd. ........................      18,600       31,178
 Fauji Fertilizer Co. Ltd. ............................      50,000       53,178
 *Hub Power Co. .......................................   3,146,500    1,046,750
 ICI Pakistan..........................................   2,316,000      436,981
 Pakistan State Oil Co. Ltd. ..........................      23,400       41,479
 Pakistan Telecom Corp., Class A.......................   3,830,000    1,555,581
 Shell Pakistan Ltd. ..................................      25,500       83,565
                                                                    ------------
                                                                       3,248,712
                                                                    ------------

PHILIPPINES - 3.9%
 *C & P Homes, Inc. ...................................   7,961,700      252,085
 *DMCI Holdings, Inc. .................................   3,442,700      203,474
 Equitable Banking Corp. ..............................     669,600    1,563,578
 Far East Bank & Trust Co. ............................      50,300       84,939
 *JG Summit Holding, Inc. .............................   1,079,626      123,915
 Manila Electric Co. ..................................     166,944      638,704

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                           APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                          Shares       Value+
                                                        ----------- ------------

PHILIPPINES - continued
 Metropolitan Bank & Trust Co. ........................      98,684 $    989,444
 Petron Corp. .........................................   2,160,600      262,236
 Philippine Commercial International Bank..............      72,800      480,211
 Philippine Long Distance Telephone Co. ...............      29,500      957,388
 San Miguel Corp., Class B.............................      10,900       23,295
 SM Prime Holdings, Inc. ..............................     149,800       33,992
                                                                    ------------
                                                                       5,613,261
                                                                    ------------

POLAND - 2.3%
 *Bank Handlowy w Warszawie............................      81,500      990,756
 Bank Przemyslowo-Handlowy S.A. .......................       4,200      214,866
 Bank Rozwoju Eksportu S.A. ...........................      13,000      289,730
 Bank Slaski S.A. .....................................       6,700      303,736
 BIG Bank Gdanski S.A. ................................     204,100      359,249
 Debica S.A. ..........................................      26,784      328,992
 *Exbud S.A. ..........................................      32,700      244,308
 *Okocimskie Zaklady Piwowarskie S.A. .................      17,300       88,504
 Stomil Olsztyn S.A. ..................................      46,800      219,273
 Wielkopolski Bank Kredytowy S.A. .....................      29,700      162,472
 Zaklady Piwowarskie w Zywcu S.A. .....................         900       93,909
                                                                    ------------
                                                                       3,295,795
                                                                    ------------

PORTUGAL - 1.5%
 Banco Pinto & Sotto Mayor S.A. .......................      84,804    1,580,611
 Corticeira Amorim S.A. ...............................      16,000      180,280
 Empresa Fabril Maquinas Electricicas, S.A. ...........      31,200      275,768
 Mota e Companhia S.A. ................................      10,300      108,224
 Somague-Sociedade Gestora de Participacoes S.A. ......      13,700       44,848
                                                                    ------------
                                                                       2,189,731
                                                                    ------------

RUSSIA - 2.8%
 AO Tatneft ADR........................................      61,700      161,963
 Lukoil Holding ADR....................................      45,110    1,672,679
 *Rostelecom ADR.......................................      50,100      216,056
 *Surgutneftegaz ADR...................................     157,300    1,202,558
 Unified Energy Systems GDR............................     148,470      742,350
                                                                    ------------
                                                                       3,995,606
                                                                    ------------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                           APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                          Shares       Value+
                                                        ----------- ------------

SOUTH AFRICA - 8.9%
 ABSA Group Ltd. ......................................     290,100 $  1,524,335
 Adcock Ingram Ltd. ...................................       3,484        9,840
 Allied Electronics Corp., Ltd. .......................      40,600       48,000
 Anglovaal Industries Ltd. ............................      89,267      111,401
 Anglovaal Mining Ltd. ................................      19,200      108,769
 Barlow Ltd. ..........................................     109,000      653,284
 Beverage & Consumer Industry Holdings Ltd. ...........       4,545       88,960
 C.G. Smith Foods Ltd. ................................      20,400      186,246
 Delta Electrical Industries Ltd. .....................      81,900      316,035
 Edgars Stores Ltd. ...................................       1,451        7,386
 Ellerine Holdings Ltd. ...............................      17,510       69,724
 Fedsure Holdings Ltd. ................................      17,500      159,195
 Gold Fields Ltd. .....................................           1            6
 *Imperial Holdings Ltd. ..............................      84,160      690,969
 Johannesburg Consolidated.............................      34,000      218,571
 Kersaf Investments Ltd. ..............................      24,385       85,688
 Liberty Holdings Ltd. ................................       4,500      172,906
 Liberty Life Association of Africa Ltd. ..............      42,800      616,348
 LibLife Strategic Investments Ltd. ...................     121,850      184,076
 Metro Cash & Carry Ltd. ..............................      89,502       74,952
 Murray & Roberts Holdings Ltd. .......................      75,500       46,490
 Nampak Ltd. ..........................................     358,200      755,808
 Nedcor Ltd. ..........................................      74,137    1,619,084
 Pepkor Ltd. ..........................................      61,300      271,773
 Plate Glass & Shatterprufe Industries Ltd. ...........      35,700      204,879
 Polfin Ltd. ..........................................     103,600      125,885
 Premier Group (The) Ltd. .............................       9,565        3,738
 Rembrandt Controlling Invetments Ltd. ................     119,700      540,517
 Rembrandt Group Ltd. .................................      61,300      465,538
 Safmarine & Rennies Holdings Ltd. ....................      39,900       21,490
 Sappi Ltd. ...........................................      36,100      260,821
 Sasol Ltd. ...........................................     132,500      935,550
 Siltek Ltd. ..........................................      92,800      115,505
 South African Breweries Ltd. .........................      27,368      229,190
 *South African Breweries plc..........................       1,637       13,709
 South African Iron & Steel Industrial Corp., Ltd. ....     218,600       68,200
 Standard Bank Investment Corp., Ltd. .................     237,100      720,255
 Sun International (South Africa) Ltd. ................      43,421        7,059
 Tiger Oats Ltd. ......................................     101,500      908,333
 Tongaat-Hulett Group Ltd. ............................      26,981      187,405

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                           APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                         Shares       Value+
                                                       ----------- ------------

SOUTH AFRICA - continued
 Toyota South Africa Ltd. ............................       6,100 $     15,525
 Woolworths Holdings Ltd. ............................       1,373        1,163
                                                                   ------------
                                                                     12,844,608
                                                                   ------------
SRI LANKA - 0.2%
 *Blue Diamond Jewelry World..........................     103,890        2,052
 Development Finance Corp. of Ceylon..................      56,466       91,676
 Hayleys Ltd. ........................................      42,000       69,397
 John Keells Holdings Ltd. ...........................      44,406      122,499
 Sampath Bank Ltd. ...................................     105,000       67,134
                                                                   ------------
                                                                        352,758
                                                                   ------------
THAILAND - 2.3%
 *Bangkok Expressway Public Co., Ltd. (Foreign).......     997,100      875,358
 Ch. Harnchang Public Co., Ltd. (Foreign).............      48,900       83,878
 Compass East Industry Public Co., Ltd. (Foreign).....      29,800      112,696
 *First Bangkok City Bank Ltd. (Foreign)..............     272,600          --
 *Nava Finance and Securities Public Co., Ltd.
  (Foreign)...........................................     167,300          --
 Siam Pulp & Paper Public Co., Ltd. (Foreign).........     271,200      600,713
 *TelecomAsia Corp. Public Co., Ltd. (Foreign)........     467,200      403,846
 *Thai Airways International Ltd. (Foreign)...........     660,700    1,231,450
 *Thai Plastic & Chemical Public Co., Ltd. (Foreign)..      43,000       55,754
                                                                   ------------
                                                                      3,363,695
                                                                   ------------
TURKEY - 4.2%
 Akbank TAS...........................................  19,827,500      632,884
 Arcelik AS...........................................  11,773,000      465,978
 *Aselsan Elektronik Sanayi Ve Ticaret AS.............   5,098,000      146,453
 *Cimentas AS.........................................   2,405,340       52,208
 Dogan Sirketler Grubu Holding AS.....................  31,946,000      399,723
 *Eregli Demir Ve Celik Fabrikalari TAS...............  15,760,000      289,758
 Finans Bank AS.......................................  17,786,199       88,565
 Hurriyet Gazetecilik Ve Matbaacilik AS...............  10,316,810      179,143
 *Ihlas Holding AS....................................   2,912,450      252,862
 Netas Telekomunik....................................   3,359,200       78,917
 Tat Konserve Sanayii AS..............................   1,655,496       66,582
 *Tofas Turk Otomobil Fabrikasi AS....................  46,837,700      603,995
 *Turk Sise Ve Cam Fabrikalari AS.....................           3          --
 Turkie Is Bankasi....................................  21,743,000    1,068,800
 *Turkiye Garanti Bankasi AS..........................  23,475,500    1,064,043
 *Vestel Elektronik Sanayi ve Ticaret AS..............   4,509,000      483,588

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                           APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                         Shares       Value+
                                                       ----------- ------------

TURKEY - continued
 Yapi ve Kredi Bankasi AS.............................   9,953,130 $    238,910
 *Yasarbank AS........................................           2          --
                                                                   ------------
                                                                      6,112,409
                                                                   ------------
VENEZUELA - 3.2%
 Banco Provincial S.A. ...............................      83,000       78,613
 Banco Venezolano de Credito..........................      39,335      148,026
 Corporacion Venezolana de Cementos, S.A.C.A. ........     163,000      634,080
 Electricidad de Caracas..............................   7,939,647    3,303,430
 Mavesa S.A. .........................................   2,136,000      118,496
 Siderurgica Venezolana Sivensa, Class A..............   7,070,500      328,861
 Siderurgica Venezolana Sivensa, Class B..............          46            2
                                                                   ------------
                                                                      4,611,508
                                                                   ------------
 TOTAL COMMON STOCKS (Cost $118,881,971)..........................  121,897,401
                                                                   ------------

PREFERRED STOCKS - 10.4%
BRAZIL - 10.4%
 Banco do Brasil S.A. (Preferred).....................   7,100,000       44,723
 Banco Itau S.A. .....................................   5,100,000    2,705,244
 Bombril S.A. ........................................ 177,420,000      636,316
 Brahma...............................................   1,500,909      711,100
 Centrais Geradoras do Sul do Brasil S.A. ............       1,020            1
 Cia Brasileira de Petroleo Ipiranga..................  30,600,000      249,005
 Cia Brasileira de Petroleo Ipiranga S.A. ............  43,400,000      303,198
 Cia Energetica de Sao Paulo..........................  31,900,000      671,073
 CIA Vale do Rio Doce.................................      19,960          --
 *Companhia Brasileira de Distribuicao Grupo Pao de
  Acucar ADR..........................................   5,300,000       93,892
 *Elektro-Eletricidade e Servicos S.A. ...............  14,648,638       79,468
 *Embratel Participacoes S.A. Acucar ADR..............  19,680,060      320,883
 Gerdau Metalurgica S.A. Acucar ADR...................   8,821,960      212,706
 Gerdau S.A. Acucar ADR...............................  29,216,866      449,084
 Itausa Investimentos Itau S.A. ......................     818,290      443,919
 Petrobras Distribuidora S.A. ........................  21,850,000      246,290
 Petroleo Brasiliero S.A. ............................     600,000       97,288
 Refinaria de Petroleo Ipiranga.......................  16,800,000      121,519
 *Serrana S.A. Acucar ADR.............................       4,661            1
 Sider de Tubarao.....................................         719            6
 Tele Celular Sul Participacoes S.A. Acucar ADR.......          60          --
 Tele Centro Oeste Celular Participacoes S.A. Acucar
  ADR.................................................          60          --

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                           APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

PREFERRED STOCKS - continued

                                                         Shares       Value+
                                                       ----------- ------------

BRAZIL - continued
 *Tele Centro Sul Participacoes S.A. Acucar ADR.......  19,680,060 $    213,527
 Tele Leste Celular Participacoes S.A. Acucar ADR.....          60          --
 Tele Nordeste Celular Participacoes S.A. Acucar ADR..          60          --
 Tele Norte Celular Participacoes S.A. Acucar ADR.....          60          --
 Tele Norte Leste Participacoes S.A. Acucar ADR.......  83,780,060    1,464,510
 Tele Sudeste Celular Participacoes S.A. Acucar ADR...  19,680,060      112,102
 Telemig Celular Participacoes S.A. Acucar ADR........          60          --
 Telepar S.A .........................................   1,810,000      258,790
 Telesp Celular S.A. .................................  13,900,000      594,876
 Telesp S.A. .........................................  22,000,000    2,745,027
 Telesp S.A. Acucar ADR...............................  19,680,060      195,733
 Telesp S.A. Acucar ADR...............................  76,180,060    1,919,425
                                                                   ------------
                                                                     14,889,706
                                                                   ------------
SOUTH AFRICA - 0.0%
 *Allied Electronics Corp., Ltd. Acucar ADR...........      26,282       27,620
                                                                   ------------
 TOTAL PREFERRED (Cost $14,583,461)...............................   14,917,326
                                                                   ------------

RIGHTS - 0.1%


                                                         No. of
                                                         Rights
                                                       -----------

BRAZIL - 0.0%
 *Telesp S.A., expiring 5/25/99.......................     215,600          --
                                                                   ------------

CHILE - 0.0%
 *Sociedad Quimica Y Minera Chile S.A., expiring
  4/8/99..............................................         815           12
                                                                   ------------

GREECE - 0.0%
 *National Bank of Greece, expiring 4/27/99...........         253        7,807
                                                                   ------------

KOREA - 0.0%
 *Hyundai Motor Co., Ltd., expiring 5/18/99...........       2,772       15,517
                                                                   ------------

TURKEY - 0.1%
 *Eregli Demir Ve Celik Fabrikalari T.A.S., expiring
  4/6/99..............................................   3,152,000       38,635
                                                                   ------------
 TOTAL RIGHTS (Cost $86,672)......................................       61,971
                                                                   ------------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    ACADIAN EMERGING MARKETS PORTFOLIO
                           APRIL 30, 1999 (Unaudited)
-------------------------------------------------------------------------------


SHORT-TERM INVESTMENT - 4.1%


                                                         Face
                                                        Amount       Value+
                                                      ----------- ------------

REPURCHASE AGREEMENT - 4.1%
 Chase Securities, Inc. 4.87%, dated 4/30/99, due
  5/03/99, to be repurchased at $5,966,420,
  collateralized by $5,515,463 of various U.S.
  Treasury Notes, 5.50%-7.00%, due 5/15/06-5/15/08,
  valued at $5,967,143 (Cost $5,964,000)............. $ 5,964,000 $  5,964,000
                                                                  ------------
 TOTAL INVESTMENTS - 99.1% (Cost $139,516,104)(a)................  142,840,698
                                                                  ------------
 OTHER ASSETS AND LIABILITIES (NET) - 0.9%.......................    1,357,259
                                                                  ------------
 NET ASSETS--100%................................................ $144,197,957
                                                                  ============

   + See Note A to Financial Statements.
   * Non-Income Producing Security
ADR American Depositary Receipt
GDR Global Depositary Receipt
 (a) The cost for federal income tax purposes was $139,516,104. At April 30, 1999, net unrealized appreciation for all securities based on tax cost was $3,324,594. This consisted of aggregate gross unrealized appreciation for all securities of $27,094,187 and aggregate gross unrealized depreciation for all securities of $23,769,593.
 (b) Effective September 1, 1998, Malaysia's central bank imposed currency controls restricting foreign exchange transactions and the repatriation of foreign currency for at least a one year period. The twelve month holding period starts on the date of acquisition or September 1, 1998, whichever is later. The proceeds of any sale of Malaysian securities during that holding period must be held in Malaysian ringgits or reinvested in Malaysian securities until the end of the holding period, at the earliest September 1, 1999. The Manager has assessed the risks inherent to these controls and has taken action to limit those risks. Malaysian securities have been fair valued as described in Note A to the financial statements.
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                           APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

At April 30, 1999, sector diversification of the Portfolio was as follows:

                                                           % of       Market
Industry                                                Net Assets    Value
--------                                                ---------- ------------
Automotive.............................................     1.0%   $  1,469,172
Banks..................................................    16.7      24,118,107
Basic Industries.......................................     0.4         572,676
Beverages, Food & Tobacco..............................     5.2       7,505,043
Building Materials.....................................     1.1       1,545,591
Capital Equipment......................................     0.4         539,710
Chemicals..............................................     2.3       3,255,692
Construction...........................................     3.5       5,017,695
Consumer Cyclical......................................     0.9       1,329,488
Electronics............................................     4.9       7,060,444
Energy.................................................     4.7       6,738,169
Entertainment & Leisure................................     0.7         984,704
Financial Services.....................................     4.0       5,834,280
Health Care............................................     0.3         431,441
Holding Company........................................     5.0       7,226,440
Home Furnishings & Appliances..........................     0.5         732,769
Industrial.............................................     2.1       3,071,853
Insurance..............................................     0.5         775,544
Iron and Steel.........................................     1.5       2,142,980
Manufacturing..........................................     3.6       5,209,207
Metals.................................................     0.9       1,269,934
Mining.................................................     0.1         108,775
Multi-Industry.........................................     0.9       1,228,768
Oil & Gas..............................................     4.6       6,666,905
Paper & Packaging......................................     1.5       2,230,137
Pharmaceuticals........................................     0.2         273,520
Real Estate............................................     0.4         553,584
Repurchase Agreement...................................     4.1       5,964,000
Retail.................................................     1.1       1,535,891
Telecommunications.....................................    19.4      28,024,409
Transportation.........................................     2.3       3,269,016
Utilities..............................................     4.3       6,154,754
                                                          -----    ------------
  Total Investments....................................    99.1%   $142,840,698
Other Assets and Liabilities (Net).....................     0.9       1,357,259
                                                          -----    ------------
  Net Assets...........................................   100.0%   $144,197,957
                                                          =====    ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                           APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

Assets
Investments, at Cost........................................... $ 139,516,104
                                                                =============
Investments, at Value - Note A................................. $ 142,840,698
Cash...........................................................            49
Foreign Currency, at Value (Cost $546,111) - Note A............       545,368
Receivable for Investments Sold................................           --
Dividends Receivable...........................................       566,315
Receivable for Portfolio Shares Sold...........................       424,368
Interest Receivable............................................           807
Other Assets...................................................           628
                                                                -------------
 Total Assets..................................................   144,378,233
                                                                -------------
Liabilities
Payable for Shares Redeemed....................................            18
Payable for Investment Advisory Fees - Note B..................       108,199
Payable for Administrative Fees - Note C.......................        16,800
Payable for Custodian Fees - Note D............................        41,354
Payable for Account Services Fees - Note F.....................            31
Payable for Directors' Fees - Note G...........................         1,468
Other Liabilities..............................................        12,406
                                                                -------------
 Total Liabilities.............................................       180,276
                                                                -------------
Net Assets..................................................... $ 144,197,957
                                                                =============
Net Assets Consist of:
Paid in Capital................................................ $ 156,865,774
Undistributed Net Investment Income............................       506,360
Accumulated Net Realized Loss..................................   (16,488,252)
Unrealized Appreciation........................................     3,314,075
                                                                -------------
Net Assets..................................................... $ 144,197,957
                                                                =============
Institutional Class Shares
Shares Issued and Outstanding ($0.001 par value) (Authorized
 25,000,000)...................................................    15,458,840
Net Asset Value, Offering and Redemption Price Per Share.......         $9.33
                                                                        =====

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                           FOR THE SIX MONTHS ENDED APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Investment Income
Dividends........................................................... $ 1,626,285
Interest............................................................      73,752
Less: Foreign Taxes Withheld........................................    (105,146)
                                                                     -----------
 Total Income.......................................................   1,594,891
                                                                     -----------
Expenses
Investment Advisory Fees - Note B...................................     536,924
Custodian Fees - Note D.............................................     125,164
Administrative Fees - Note C........................................      98,686
Printing Fees.......................................................      13,076
Registration and Filing Fees........................................       9,309
Audit Fees..........................................................       8,320
Legal Fees..........................................................       4,428
Shareholder Servicing Fees..........................................       3,437
Directors' Fees - Note G............................................       2,734
Account Services Fees - Note F......................................          22
Other Expenses......................................................       7,002
                                                                     -----------
 Net Expenses Before Expense Offset.................................     809,102
Expense Offset - Note A.............................................        (639)
                                                                     -----------
 Net Expenses After Expense Offset..................................     808,463
                                                                     -----------
Net Investment Income...............................................     786,428
                                                                     -----------
Net Realized Loss on:
 Investments........................................................  (3,487,512)
 Foreign Exchange Transactions......................................    (579,725)
                                                                     -----------
Total Net Realized Loss.............................................  (4,067,237)
                                                                     -----------
Net Change in Unrealized Appreciation/Depreciation on:
 Investments........................................................  42,160,522
 Foreign Exchange Translations......................................     (12,290)
                                                                     -----------
Total Net Change in Unrealized Appreciation/Depreciation............  42,148,232
                                                                     -----------
Net Gain............................................................  38,080,995
                                                                     -----------
Net Increase in Net Assets Resulting from Operations................ $38,867,423
                                                                     ===========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                      Six Months
                                                        Ended
                                                      April 30,    Year Ended
                                                         1999      October 31,
                                                     (Unaudited)      1998
                                                     ------------  -----------
Increase (Decrease) in Net Assets
Operations:
 Net Investment Income.............................. $    786,428  $ 1,296,261
 Net Realized Loss..................................   (4,067,237) (12,578,798)
 Net Change in Unrealized
  Appreciation/Depreciation.........................   42,148,232  (28,207,691)
                                                     ------------  -----------
 Net Increase (Decrease) in Net Assets Resulting
  from Operations...................................   38,867,423  (39,490,228)
                                                     ------------  -----------
Distributions:
 Net Investment Income..............................   (1,243,820)    (991,001)
 Net Realized Gain..................................          --    (3,581,762)
                                                     ------------  -----------
 Total Distributions................................   (1,243,820)  (4,572,763)
                                                     ------------  -----------
Capital Share Transactions: (1)
 Issued.............................................   42,206,394   71,706,554
 In Lieu of Cash Distributions......................    1,215,148    4,432,628
 Redemption Fees - Note J...........................          --        74,631
 Redeemed...........................................  (25,512,430) (23,705,162)
                                                     ------------  -----------
 Net Increase from Capital Share Transactions.......   17,909,112   52,508,651
                                                     ------------  -----------
 Total Increase.....................................   55,532,715    8,445,660
Net Assets:
 Beginning of Period................................   88,665,242   80,219,582
                                                     ------------  -----------
 End of Period (including undistributed net
  investment income of $506,360 and $963,752,
  respectively)..................................... $144,197,957  $88,665,242
                                                     ============  ===========
(1) Shares Issued and Redeemed:
 Shares Issued......................................    5,599,602    8,446,393
 In Lieu of Cash Distributions......................      173,345      477,114
 Shares Redeemed....................................   (3,456,863)  (2,891,874)
                                                     ------------  -----------
                                                        2,316,084    6,031,633
                                                     ============  ===========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    ACADIAN EMERGING MARKETS PORTFOLIO
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                               Selected Per Share Data & Ratios
                                 For a Share Outstanding Throughout Each Period

                          Six Months
                             Ended
                           April 30,            Years Ended October 31,
                             1999       ------------------------------------------------
                          (Unaudited)    1998       1997      1996     1995       1994
                          -----------   -------    -------   -------  -------    -------
Net Asset Value,
 Beginning of Period....   $   6.75     $ 11.28    $ 12.12   $ 11.23  $ 14.00    $ 11.34
                           --------     -------    -------   -------  -------    -------
Income from Investment
 Operations.............
 Net Investment Income
  (Loss)................       0.05        0.11       0.16      0.13     0.05      (0.03)
 Net Realized and
  Unrealized
  Gain (Loss)...........       2.62       (3.99)++   (0.85)     0.84    (2.82)      2.74
                           --------     -------    -------   -------  -------    -------
 Total from Investment
  Operations............       2.67       (3.88)     (0.69)     0.97    (2.77)      2.71
                           --------     -------    -------   -------  -------    -------
Distributions:
 Net Investment Income..      (0.09)      (0.14)     (0.12)    (0.02)     --         --
 Net Realized Gain......        --        (0.51)     (0.03)    (0.06)     --       (0.05)
                           --------     -------    -------   -------  -------    -------
 Total Distributions....      (0.09)      (0.65)     (0.15)    (0.08)     --       (0.05)
                           --------     -------    -------   -------  -------    -------
Net Asset Value, End of
 Period.................   $   9.33     $  6.75    $ 11.28   $ 12.12  $ 11.23    $ 14.00
                           ========     =======    =======   =======  =======    =======
Total Return............      39.99%**   (36.00)%    (5.71)%    8.72%  (19.79)%+   23.97%+
                           ========     =======    =======   =======  =======    =======
Ratios and Supplemental
 Data
Net Assets, End of
 Period (Thousands).....   $144,198     $88,665    $80,220   $69,649  $33,944     $5,558
Ratio of Expenses to
 Average
 Net Assets.............       1.50%*      1.61%@     1.50%     1.79%    1.78%      2.07 %
Ratio of Net Investment
 Income (Loss) to
 Average Net Assets.....       1.46%*      1.60%      1.31%     1.29%    0.86%     (0.25)%
Portfolio Turnover
 Rate...................         15%         32%        28%       11%      21%         9 %
Ratio of Voluntarily
 Waived Fees and
 Expenses Assumed by
 Affiliates to Average
 Net Assets.............        N/A         N/A        N/A       N/A     0.40%      1.00 %
Ratio of Expenses to
 Average Net Assets
 Including Expense
 Offsets................       1.50%*      1.61%      1.50%     1.79%    1.77%       N/A

 * Annualized
** Not Annualized
+ Total return would have been lower had certain fees not been waived by Affiliates during the periods indicated.
++ The amount shown for the year ended October 31, 1998 for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchases of Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.
 @ The annualized ratio of net operating expenses to average net assets, excluding foreign tax expense, is 1.59%.
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    ACADIAN EMERGING MARKETS PORTFOLIO
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Unaudited)

  UAM Funds, Inc. and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The Acadian Emerging Markets Portfolio (the "Portfolio"), a portfolio of UAM Funds, Inc., is a diversified open-end management investment company. At April 30, 1999, the UAM Funds were comprised of 44 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to seek long-term capital appreciation by investing primarily in common stocks of emerging country issuers.

  A. Significant Accounting Policies: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

    1. Security Valuation: Investments for which market quotations are read-ily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last re-ported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily avail-able is determined in good faith at fair value following procedures ap-proved by the Board of Directors.

    2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provi-sion for Federal income taxes is required in the financial statements.

    The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues and applies such taxes to net in-vestment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

    3. Repurchase Agreements: In connection with transactions involving re-purchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the prin-

UAM FUNDS                                    ACADIAN EMERGING MARKETS PORTFOLIO
-------------------------------------------------------------------------------

  cipal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the ad-equacy of the collateral. In the event of default on the obligation to re-purchase, the Portfolio has the right to liquidate the collateral and ap-ply the proceeds in satisfaction of the obligation. In the event of de-fault or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash bal-ances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collat-eral requirements as discussed above.

    4. Foreign Currency Translation: The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that por-tion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the state-ment of operations. Net realized and unrealized gains and losses on for-eign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Port-folio's books and the U.S. dollar equivalent amounts actually received or paid.

    Effective September 30, 1998, the Valuation Committee fair valued the Malaysian Ringgit currency at an exchange rate of MYR 4.175 to U.S. $1.

    5. Forward Foreign Currency Exchange Contracts: The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in cur-rency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized

UAM FUNDS                                    ACADIAN EMERGING MARKETS PORTFOLIO
-------------------------------------------------------------------------------

  gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the con-tract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default.

    6. Distributions to Shareholders: The Portfolio will distribute substan-tially all of its net investment income annually. Any realized net capital gains will be distributed at least annually. All distributions are re-corded on ex-dividend date.

    The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These dif-ferences are primarily due to differing book and tax treatments for for-eign currency transactions.

    Permanent book and tax basis differences relating to shareholder distri-butions may result in reclassifications to undistributed net investment income, accumulated net realized gain and paid in capital.

    Permanent book-tax differences, if any, are not included in ending un-distributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

    7. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest in-come is recognized on an accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

  B. Investment Advisory Services: Under the terms of an investment advisory agreement, Acadian Asset Management, Inc. (the "Adviser"), a subsidiary of

UAM FUNDS                                    ACADIAN EMERGING MARKETS PORTFOLIO
-------------------------------------------------------------------------------

United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of the average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of ex-pense offset arrangements, from exceeding 2.50% of average daily net assets.

  C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund ac-counting, dividend disbursing, shareholder servicing and transfer agent serv-ices to the Portfolio under a Fund Administration Agreement. The Administrator has entered into a Mutual Funds Service Agreement with Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank, under which CGFSC provides certain services including administrative and fund accounting services. The Administrator has entered into an Agency Agreement with DST Systems, Inc. ("DST"), under which DST provides transfer agent and dividend-disbursing services. The Administrator has also entered into an agreement with UAM Shareholder Service Center, Inc. ("UAMSSC"), an affiliate of UAM, to serve as the shareholder-servicing agent for the UAM Funds.

  In exchange for administrative services, the Portfolio pays a five-part fee to the Administrator as follows:
  --Effective April 15,1999, an annual base fee, which is retained by the Administrator, calculated at the annual rate equal to $14,500 for the first operational share class.
  --A portfolio-specific fee to the Administrator of 0.06% per annum of the average net assets of the Portfolio, which is retained by the Adminis-trator.
  --An annual base fee that the Administrator pays to CGFSC for its adminis-trative and fund accounting services calculated at the annual rate of no more than $52,500 for the first operational share class; plus 0.039% of their pro rata share of the combined average net assets of the UAM
    Funds.
  --An annual base fee that the Administrator pays to DST for its services as transfer agent and dividend-disbursing agent equal to $10,500 for each operational share class.
  --An annual base fee that the Administrator pays to UAMSSC for its serv-ices as shareholder-servicing agent equal to $7,500 for the first opera-tional share class.

UAM FUNDS                                    ACADIAN EMERGING MARKETS PORTFOLIO
-------------------------------------------------------------------------------

  The Portfolio also pays certain account and transaction fees and out-of-pocket expenses that may be based on the number of open and closed accounts, the type of account or the services provided to the account.

  For the six months ended April 30, 1999, the Administrator earned $98,686 from the Portfolio as administrator of which $50,782 and $4,404 was paid to CGFSC and UAMSSC, respectively, for their services.

  D. Custodian: The Chase Manhattan Bank is custodian for the Portfolio's as-sets held in accordance with the custodian agreement. As a part the custodian, the custodian has a lien on the securities of the Portfolio to cover any ad-vances made by the custodian to the Portfolio.

  E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

  F. Account Services: The UAM Funds have entered into an Account Services Agreement (the "Services Agreement") with UAM Retirement Plan Services, Inc. (the "Service Provider"), a wholly-owned subsidiary of UAM. Under the Services Agreement, the Service Provider agrees to perform certain services for partic-ipants in a self-directed, defined contribution plan, and for whom the Service Provider provides participant recordkeeping. Pursuant to the Services Agree-ment, the Service Provider is entitled to receive, after the end of each month, a fee at the annual rate of 0.15% of the average aggregate daily net asset value of shares of the UAM Funds in the accounts for which it provides services. The Services Agreement has been terminated effective January 1, 1999.

  G. Directors' Fees: Each Director, who is not an officer or affiliated per-son, receives $2,000 per meeting attended plus reimbursement of expenses in-curred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds.

  H. Purchases and Sales: For the six months ended April 30, 1999, the Portfo-lio made purchases of $31,441,536 and sales of $16,210,683 of investment secu-rities other than long-term U.S. Government and short-term securities. There were no purchase or sales of long-term U.S. Government securities.

  I. Line of Credit: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to partici-pate in a $100 million unsecured line of credit with several banks. Borrowings will

UAM FUNDS                                    ACADIAN EMERGING MARKETS PORTFOLIO
-------------------------------------------------------------------------------

be made solely to temporarily finance the repurchase of capital shares. Inter-est is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a com-mitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. For the six month period ended April 31, 1999, the Portfolio had no borrowings under the agreement.

  J. Other: At April 30, 1999, 79.0% of total shares outstanding were held by 2 record shareholders owning 10% or greater of the aggregate total shares out-standing.


  The Portfolio retains a redemption fee of 1.00% on redemptions of capital shares held for less than 90 days.

  At April 30, 1999, the net assets of the Portfolio were substantially com-prised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such secu-rities and currency.

  Foreign security and currency transactions may involve certain considera-tions and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
--------------------------------------------------------------------------------

Officers and Directors

Norton H. Reamer                        William H. Park
Director, President and Chairman        Vice President


John T. Bennett, Jr.                    Michael E. DeFao
Director                                Secretary


Nancy J. Dunn                           Gary L. French
Director                                Treasurer


Philip D. English                       Robert R. Flaherty
Director                                Assistant Treasurer


William A. Humenuk                      Michael J. Leary
Director                                Assistant Treasurer


James P. Pappas                         Michelle Azrialy
Director                                Assistant Secretary

Peter M. Whitman, Jr.
Director
--------------------------------------------------------------------------------

UAM Funds
P.O. Box 419081
Kansas City, MO 64141-6081
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Acadian Asset Management, Inc.
Two International Place
Boston, MA 02110

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110
                                          This report has been prepared for
                                          shareholders and may be distributed
                                          to others only if preceded or
                                          accompanied by a current prospectus.

                          [LOGO OF UAM APPEARS HERE]

Supplement dated June 22, 1999, to the Acadian Emerging Markets Portfolio Institutional and Institutional Service Class Prospectuses dated February 16, 1999

The information concerning derivatives in the portfolio's prospectus is hereby replaced in its entirety by the following information:

The portfolio may use futures, options, foreign currency exchange contracts and swaps (types of derivatives) based on securities it does not hold to protect against a change in the price of an investment the portfolio owns or anticipates buying in the future (a practice known as hedging). The portfolio also may use derivatives to gain full exposure in a cost efficient method to markets where it would otherwise have difficulty investing (speculation). Some of the factors that might make it difficult for a portfolio to access a particular market include limitations on direct foreign ownership of securities and restrictions on repatriation of capital. Derivatives are often more volatile than other investments and may magnify a portfolio's gains or losses. A portfolio may lose money if the adviser:

 . Fails to predict correctly the direction in which the underlying asset or economic factor will move.

 .   Judges market conditions incorrectly.

 . Employs a strategy that does not correlate well with the investments of the portfolio.

                                                     [LOGO OF UAM APPEARS HERE]
                                                                            (R)